SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2013
SEGMENT REPORTING [Abstract]
Schedule of Segment Results

	Jonway	Electric		Advanced
	Conventional	Consumer		Technology
	Vehicles	Products	Car outlet	Vehicles	Total

For the three months ended June 30, 2013 :
Net sales	$11,983	$264	$--	$21	$12,268
Gross profit (loss)	$(995)	$17	$--	$(77)	$(1,055)
Depreciation and amortization	$1,743	$296	$--	$--	$2,039
Net profit (loss)	$(4,283)	$(1,851)	$(174)	$(76)	$(6,384)
Total assets	$95,106	$21,704	$--	$263	$117,073

For the three months ended June 30, 2012
Net sales	$12,381	$272	$42	$10	$12,705
Gross profit (loss)	$899	$45	$33	$53	$1,030
Depreciation and amortization	$742	$547	$2	$7	$1,298
Net loss	$(4,651)	$(2,077)	$(94)	$(22)	$(6,844)
Total assets	$81,906	$44,222	$631	$319	$127,078

For the six months ended June 30, 2013 :
Net sales	$26,218	$387	$-	$28	$26,633
Gross profit (loss)	$(346)	$67	$-	$(26)	$(305)
Depreciation and amortization	$2,690	$1,313	$-	$1	$4,004
Net profit (loss)	$(6,641)	$(3,456)	$(174)	$(28)	$(10,299)
Total assets	$95,106	$21,704	$-	$263	$117,073

For the six months ended June 30, 2012
Net sales	$24,370	$386	$114	$16	$24,886
Gross profit (loss)	$1,622	$73	$40	$(3)	$1,732
Depreciation and amortization	$2,494	$1,093	$4	$14	$3,605
Net loss	$(6,842)	$(4,196)	$(128)	$(190)	$(11,356)
Total assets	$81,906	$44,222	$631	$319	$127,078